GOODWILL	12 Months Ended
Jun. 30, 2015
GOODWILL

NOTE 10 — GOODWILL

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2013	Acquisitions	Other	June 30, 2014	Acquisitions	Other	June 30, 2015

Productivity and Business Processes	$6,057	$56	$3	$6,116	$376	$(183)	$6,309
Intelligent Cloud	4,580	51	0	4,631	291	(5)	4,917
More Personal Computing	4,018	5,458	(96)	9,380	1,788	(5,455)	5,713

Total goodwill	$14,655	$5,565	$(93)	$20,127	$2,455	$(5,643)	$16,939

(a)	Goodwill acquired during fiscal year 2014 related to the acquisition of NDS. See Note 9 – Business Combinations for additional details.

The measurement periods for the valuation of assets acquired and liabilities assumed end as soon as information on the facts and circumstances that existed as of the acquisition dates becomes available, but do not exceed 12 months. Adjustments in purchase price allocations may require a recasting of the amounts allocated to goodwill retroactive to the periods in which the acquisitions occurred.

Any change in the goodwill amounts resulting from foreign currency translations and purchase accounting adjustments are presented as “Other” in the above table. Also included in “Other” are business dispositions and transfers between business segments due to reorganizations, as applicable. For fiscal year 2015, a $5.1 billion goodwill impairment charge was included in “Other,” as discussed further below. This goodwill impairment charge was included in impairment, integration, and restructuring expenses in our consolidated income statement, and reflected in Corporate and Other in our table of operating income (loss) by segment in Note 22 – Segment Information and Geographic Data.

Our accumulated goodwill impairment as of June 30, 2015 and 2014 was $11.3 billion and $6.2 billion, respectively.

As discussed in Note 22 – Segment Information and Geographic Data, during the first quarter of fiscal year 2016 the Company’s chief operating decision maker requested changes in the information that he regularly reviews for purposes of allocating resources and assessing performance. This resulted in a change in our operating segments and reporting units. We allocated goodwill to our new reporting units using a relative fair value approach. In addition, we completed an assessment of any potential goodwill impairment for all reporting units immediately prior to the reallocation and determined that no impairment existed.

Goodwill Impairment

We test goodwill for impairment annually on May 1 at the reporting unit level, primarily using a discounted cash flow methodology with a peer-based, risk-adjusted weighted average cost of capital. We believe use of a discounted cash flow approach is the most reliable indicator of the fair values of the businesses.

Upon completion of the annual testing as of May 1, 2015, our previous Phone Hardware reporting unit goodwill was determined to be impaired. In the second half of fiscal year 2015, Phone Hardware did not meet its sales volume and revenue goals, and the mix of units sold had lower margins than planned. These results, along with changes in the competitive marketplace and an evaluation of business priorities, led to a shift in strategic direction and reduced future revenue and profitability expectations for the business. As a result of these changes in strategy and expectations, we have forecasted reductions in unit volume growth rates and lower future cash flows used to estimate the fair value of the Phone Hardware reporting unit, which resulted in the determination that an impairment adjustment was required.

Because our annual test indicated that Phone Hardware’s carrying value exceeded its estimated fair value, a second phase of the goodwill impairment test (“Step 2”) was performed specific to Phone Hardware. Under Step 2, the fair value of all Phone Hardware assets and liabilities were estimated, including tangible assets, existing technology, patent agreements, and contractual arrangements, for the purpose of deriving an estimate of the implied fair value of goodwill. The implied fair value of the goodwill was then compared to the recorded goodwill to determine the amount of the impairment. Assumptions used in measuring the value of these assets and liabilities included the discount rates and royalty rates used in valuing the intangible assets, and consideration of the market environment in valuing the tangible assets. Phone Hardware goodwill is included in our Devices reporting unit, within More Personal Computing under our current segment structure.

No other instances of impairment were identified in our May 1, 2015 test. No impairment of goodwill was identified as of May 1, 2014.